Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Leadership Team (ELT) (Detail) - SEK (kr)
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [line items]
Pension costs	kr 2,157,000,000	kr 2,622,000,000	kr 2,114,000,000
Board of directors [member]
Classes Of Employee Benefits Expense [line items]
Salary	102,919,999	122,514,816
Termination benefits	8,977,037	54,023,816
Annual variable remuneration provision earned for the year	26,041,833	7,331,278
Long-term variable compensation provision	34,900,547	15,959,966
Pension costs	39,666,567	39,120,708
Other benefits	12,209,752	17,630,092
Social charges and taxes	64,461,219	60,981,063
Total	289,176,954	317,561,739
The President and CEO [member] | Board of directors [member]
Classes Of Employee Benefits Expense [line items]
Salary	15,362,592	14,379,170
Long-term variable compensation provision	18,351,265	6,119,323
Pension costs	7,890,372	7,528,073
Other benefits	424,513	318,187
Social charges and taxes	13,205,431	8,894,255
Total	55,234,173	37,239,008
Other members of executive team [member] | Board of directors [member]
Classes Of Employee Benefits Expense [line items]
Salary	87,557,407	108,135,646
Termination benefits	8,977,037	54,023,816
Annual variable remuneration provision earned for the year	26,041,833	7,331,278
Long-term variable compensation provision	16,549,282	9,840,643
Pension costs	31,776,195	31,592,635
Other benefits	11,785,239	17,311,905
Social charges and taxes	51,255,788	52,086,808
Total	kr 233,942,781	kr 280,322,731